Note 7 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2015	2014
Current:
Federal	$(3)	$(2)
State	62	75
	59	73
Deferred:
Federal	-	-
State	-	-
	-	-
	$59	$73

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2015	2014
Deferred tax assets:
Accounts receivable, allowance for doubtful accounts	$81	$63
Reserves not deductible until paid	289	269
Net operating loss carryforwards
Federal	2,654	2,252
State	768	726
Federal tax credit	338	340
Capital loss carryforward	-	10
Other	11	11
Gross deferred tax assets	4,141	3,671
Less valuation allowance	(1,651)	(1,418)
Deferred tax assets net of valuation allowance	$2,490	$2,253

Deferred tax liabilities:
Property and equipment	$(2,307)	$(2,188)
Other	(175)	(57)
Gross deferred tax liabilities	$(2,482)	$(2,245)
Net deferred tax asset	$8	$8

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2015	2014
Loss before income taxes	$(1,163)	$(1,185)
Less net loss attributable to non-controlling interest in subsidiary	(510)	(178)
Loss before income taxes attributable to Avalon Holdings Corporation common shareholders	(653)	(1,007)
Federal statutory rate	35%	35%
	(229)	(352)
State income taxes, net of federal income tax benefits	38	49
Change in valuation allowance	233	476
Increase in available federal tax credit	(29)	(44)
Decrease in capital loss carryforward	10	-
Other nondeductible expenses	44	49
Increase in net operating loss carryforward:
State	(42)	(122)
Federal	(8)	(9)
Other, net	42	26
	$59	$73